Intangible Assets, Net - Schedule of Intangible Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Finite Lived Intangible Assets [Line Items]
Total cost	¥ 799,121	¥ 193,583
Less: accumulated amortization	(53,270)	(4,493)
Intangible assets, net	745,851	189,090
Trademarks
Finite Lived Intangible Assets [Line Items]
Total cost	625,715	177,805
Software
Finite Lived Intangible Assets [Line Items]
Total cost	32,942	¥ 15,778
Customer Relationship
Finite Lived Intangible Assets [Line Items]
Total cost	90,479
Technique
Finite Lived Intangible Assets [Line Items]
Total cost	43,085
Non-compete
Finite Lived Intangible Assets [Line Items]
Total cost	¥ 6,900